LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS, NET
Schedule of investments in equity method investees

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Investments in equity method investees	370,985	436,344
Investments accounted for at fair value	1,063,689	660,112
Equity investments without readily determinable fair value using the NAV practical expedient	91,005	86,240
Equity investments without readily determinable fair value using the measurement alternative	61,640	43,746
Long-term time deposits	11,064,516	15,352,785
Held-to-maturity debt investments	147,529	1,729,602
Available-for-sale debt investments	5,126,289	5,262,159
Total long-term investments	17,925,653	23,570,988

Amounts
RMB
(in thousands)
Balance at December 31, 2020	689,929
Investments made	258,990
Income (loss) from investment	39,520
Investment impairment	(2,914)
Disposal of investment	(540,433)
Dividend received	(14,800)
Balance at December 31, 2021	430,292
Investments made	12,188
Income (loss) from investment	44,588
Disposal of investment	(134,406)
Dividend received	(27,338)
Acquired in a business combination	45,661
Balance at December 31, 2022	370,985
Investments made	183,253
Income (loss) from investment	9,098
Investment impairment	(10,369)
Disposal of investment	(101,761)
Dividend received	(14,862)
Balance at December 31, 2023	436,344

Schedule of carrying amount and fair value of investments

		Gross	Gross
		unrealized	unrealized	Exchange
	Cost basis	gains	losses	adjustments	Fair value
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	96,848	—	(63,678)	3,964	37,134
Unlisted equity securities and loan receivables measured at fair value (ii)	252,567	444	(164,456)	—	88,555
Wealth management product (iii)	937,500	500	—	—	938,000
Balance at December 31, 2022	1,286,915	944	(228,134)	3,964	1,063,689
Marketable securities (i)	96,848	—	(69,035)	4,932	32,745
Unlisted equity securities and loan receivables measured at fair value (ii)	238,015	778	(161,126)	—	77,667
Wealth management product (iii)	537,500	12,200	—	—	549,700
Balance at December 31, 2023	872,363	12,978	(230,161)	4,932	660,112

Schedule of carrying value of investment in private companies accounted for under measurement alternative

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Initial cost basis	835,790	839,296
Cumulated unrealized losses (including impairment)	(774,150)	(795,550)
Total carrying value	61,640	43,746

Schedule of long-term held-to-maturity debt securities

As of December 31, 2023
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Held-to-maturity debt investments	1,729,602	—	(28,362)	1,701,240

Summary of amortized cost of held-to-maturity debt investments with stated contractual dates classified by the contractual maturity date of the investments

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	147,529	1,729,602

Schedule of available-for-sale debt investments

As of December 31, 2023
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Available-for-sale debt investments	5,555,020	—	(292,861)	5,262,159

Summary of Group's gross unrealized losses and fair values for available-for-sale debt investments

12 Months or Greater
	Fair	Unrealized
	Value	Losses
	RMB	RMB

(in thousands)
Additional Tier1 Bonds	5,262,159	(292,861)

Summary of the estimated fair value of available-for-sale debt investments with stated contractual dates classified by the contractual maturity date of the investments

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	5,126,289	5,262,159